Financial Instruments by Category - Summary of Gains and Losses on Financial Instruments (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial income		$ 134	$ 334		$ 320
Financial costs		(1,169)	(1,149)		(988)
Net exchange differences		70	1,325		541
Results on financial assets at fair value with changes in profit or loss		232	289		118
Result from derivative financial instruments		(1)	7		(9)
Export Increase Program	[1]	3	22		0
Result from transactions with financial assets		(3)	32	[2]	0
Result from net monetary position		39	37		146
Net financial results		(695)	897		128
Financial and non-financial assets / liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial income		134	334		320
Financial costs		(1,169)	(1,149)		(988)
Net exchange differences		101	1,561		638
Results on financial assets at fair value with changes in profit or loss		0	0		0
Result from derivative financial instruments		0	0		0
Export Increase Program	[1]	0	0		0
Result from transactions with financial assets		0	0	[2]	0
Result from net monetary position		39	37		146
Net financial results		(895)	783		116
Financial assets / liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial income		0	0		0
Financial costs		0	0		0
Net exchange differences		(31)	(236)		(97)
Results on financial assets at fair value with changes in profit or loss		232	289		118
Result from derivative financial instruments		(1)	7		(9)
Export Increase Program	[1]	3	22		0
Result from transactions with financial assets		(3)	32	[2]	0
Result from net monetary position		0	0		0
Net financial results		$ 200	$ 114		$ 12

[1]	See Note 36.h).
[2]	See Note 29.